Salary Payable (Tables)	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Salary Payable
Schedule of salary payable

	April 30,	October 31,
	2025	2024
Salary payable	$1,066,119	$1,319,758
Social security payable	128,697	131,713
	$1,194,816	$1,451,471

	Years Ended October 31,
	2024	2023
Salary payable	$1,319,758	$2,358,325
Social security payable	131,713	137,877
	$1,451,471	$2,496,202